Debt - Narrative (Details) $ in Thousands		12 Months Ended
	May 13, 2024 USD ($)	Mar. 31, 2025 USD ($) Increase	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Line of Credit Facility [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (126,900)	$ (106,900)	$ (8,900)
LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity		1,250,000
Revolving credit facility, available amount		1,250
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (373,600)	$ (1,116,300)	$ (2,018,800)
LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility Including Letter of Credit
Line of Credit Facility [Abstract]
Number of possible increases in margin | Increase		2
LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Line of Credit Facility [Abstract]
Effective interest rate		6.17%
LGTV Revolver | Lions Gate Senior Notes | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 1,100
Revolving credit facility, available amount		$ 1,100
Minimum | Lions Gate Senior Notes | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.25%
Maximum | Lions Gate Senior Notes | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.375%
Maximum | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.375%
Letter of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Letters of credit outstanding, amount		$ 0
Term Loans | LIONS GATE ENTERTAINMENT CORP [Member] | Term Loan A
Line of Credit Facility [Abstract]
Quarterly principal payment percent, year two		1.75%
Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Quarterly principal payment percent, year four		2.50%
Revolving Credit Facility | LGTV Revolver | Lions Gate Senior Notes
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 1,100
Revolving Credit Facility | Intercompany Revolver | Lions Gate Senior Notes
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity	$ 150,000
Revolving Credit Facility | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage			0.25%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | LGTV Revolver | Lions Gate Senior Notes | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		0.10%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility | Intercompany Revolver | Lions Gate Senior Notes
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	1.75%
Applicable Margin | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		1.75%
Applicable Margin | LGTV Term Loan B | Lions Gate Senior Notes | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		1.75%
Applicable Margin | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		2.25%
Base Rate | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		0.75%
Base Rate | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		1.25%
SOFR | LIONS GATE ENTERTAINMENT CORP [Member] | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		0.10%
SOFR | Minimum | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Coupon rate		0.00%
SOFR | Term Loans | Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Potential increase in interest rate if certain leverage ratios are met, total		50.00%
Potential increase in interest rate if certain leverage ratios are met, per increase		25.00%
SOFR | Term Loans | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		0.10%
SOFR | Term Loans | Minimum | Term Loan B | LIONS GATE ENTERTAINMENT CORP [Member]
Line of Credit Facility [Abstract]
Coupon rate		0.00%